Property, plant and equipment - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Borrowing costs capitalized	$ 3,660	$ 4,654
Net book value of pledged assets	$ 265,099	$ 575,882